Cover	Jan. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2022
Entity File Number	1-34033
Entity Registrant Name	Digi International Inc.
Entity Central Index Key	0000854775
Entity Tax Identification Number	41-1532464
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9350 Excelsior Blvd.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Hopkins
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	952
Local Phone Number	912-3444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DGII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false